Financial instruments - Cross-currency swap agreements (Details) € in Thousands, kr in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 SEK (kr)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 DKK (kr)	Sep. 30, 2024 CAD ($)
Cross-currency swaps | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	$ (137,785)					$ (9,500)
Hedges of net investments in European operations | Cross-currency swaps in Euro | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	(109,168)					(7,806)
Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	1,270,000
Pay Notional | €		€ 866,365
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	(9,090)					(1,694)
Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional	$ 80,000
Receive Rate	4.15%	4.15%	4.15%	4.15%	4.15%
Pay Notional | kr			kr 609,940
Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes | Cross-currency swap agreement between USD to Swedish krona | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	$ (2,448)
Hedging instrument, assets						0
Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes | Cross-currency swap agreement between USD to Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional				$ 63,500
Pay Notional | kr			kr 619,583
Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes | Cross-currency swap agreement between USD to Danish krone | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	(54)
Hedging instrument, assets						0
Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes | Cross-currency swap agreement between USD to Danish krone | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional				11,500
Pay Notional | kr					kr 73,986
Cash flow hedges on the 2025 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | At fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	$ (17,025)
Hedging instrument, assets						$ 0
Cash flow hedges on the 2025 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Notional				$ 650,000
Receive Rate	495.00%	495.00%	495.00%	495.00%	495.00%
Pay Notional	$ 933,985
Pay rate	371.00%	371.00%	371.00%	371.00%	371.00%
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	1.62%	1.62%	1.62%	1.62%	1.62%
Pay rate	(0.14%)	(0.14%)	(0.14%)	(0.14%)	(0.14%)
Minimum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	3.49%	3.49%	3.49%	3.49%	3.49%
Minimum | Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes | Cross-currency swap agreement between USD to Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	1.45%	1.45%	1.45%	1.45%	1.45%
Pay rate	(0.73%)	(0.73%)	(0.73%)	(0.73%)	(0.73%)
Minimum | Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes | Cross-currency swap agreement between USD to Danish krone | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	1.45%	1.45%	1.45%	1.45%	1.45%
Pay rate	(1.01%)	(1.01%)	(1.01%)	(1.01%)	(1.01%)
Minimum | Cash flow hedges on the 2025 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	3.71%	3.71%	3.71%	3.71%	3.71%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	4.15%	4.15%	4.15%	4.15%	4.15%
Pay rate	3.70%	3.70%	3.70%	3.70%	3.70%
Maximum | Hedges of net investments in European operations | Cross-currency swaps in Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pay rate	3.51%	3.51%	3.51%	3.51%	3.51%
Maximum | Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes | Cross-currency swap agreement between USD to Swedish krona | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	2.30%	2.30%	2.30%	2.30%	2.30%
Pay rate	1.01%	1.01%	1.01%	1.01%	1.01%
Maximum | Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes | Cross-currency swap agreement between USD to Danish krone | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	2.30%	2.30%	2.30%	2.30%	2.30%
Pay rate	0.85%	0.85%	0.85%	0.85%	0.85%
Maximum | Cash flow hedges on the 2025 U.S. Senior Notes | Cross-currency swap agreement between USD to CAD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receive Rate	4.95%	4.95%	4.95%	4.95%	4.95%